DocumentAndEntityInformation	Apr. 06, 2026
Document Information Line Items
Entity Central Index Key	0001116132
Document Type	8-K/A
Document Period End Date	Apr. 06, 2026
Entity Registrant Name	Tapestry, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	1-16153
Entity Tax Identification Number	52-2242751
Entity Address, Address Line One	10 Hudson Yards
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	946-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	TPR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false